Guarantees, Pledged Assets and Collateral (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Guarantees [Abstract]
Carrying value	$ 1,701	$ 1,084
Maximum exposure to loss	56,697	69,849
Guarantee Obligations, Noninvestment Grade	28,740	29,885
Pledged Assets and Collateral
Pledged assets without the right to sell or repledge	398,282	406,814
Available for sale Securities [Member]
Pledged Assets and Collateral
Pledged assets without the right to sell or repledge	80,540	94,212
Loans and Finance Receivables [Member]
Pledged Assets and Collateral
Pledged assets without the right to sell or repledge	317,742	312,602
Standby Letters of Credit [Member]
Guarantees [Abstract]
Carrying value	85	142
Maximum exposure to loss	41,171	42,159
Guarantee Obligations, Noninvestment Grade	22,259	19,596
Residual value guarantees [Member]
Guarantees [Abstract]
Carrying value	8	8
Maximum exposure to loss	197	197
Guarantee Obligations, Noninvestment Grade	0	0
Liquidity agreements [Member]
Guarantees [Abstract]
Carrying value	0	0
Maximum exposure to loss	2	49
Guarantee Obligations, Noninvestment Grade	2	1
Securities lending and other indemnifications [Member]
Guarantees [Abstract]
Carrying value	0	45
Maximum exposure to loss	669	13,645
Guarantee Obligations, Noninvestment Grade	62	3,993
Written put options [Member]
Guarantees [Abstract]
Carrying value	1,469	747
Maximum exposure to loss	8,224	8,134
Guarantee Obligations, Noninvestment Grade	2,466	2,615
Loans and MHFS sold with recourse [Member]
Guarantees [Abstract]
Carrying value	102	119
Maximum exposure to loss	5,784	5,474
Guarantee Obligations, Noninvestment Grade	3,850	3,564
Contingent consideration [Member]
Guarantees [Abstract]
Carrying value	31	23
Maximum exposure to loss	98	118
Guarantee Obligations, Noninvestment Grade	97	116
Other guarantees [Member]
Guarantees [Abstract]
Carrying value	6	0
Maximum exposure to loss	552	73
Guarantee Obligations, Noninvestment Grade	$ 4	$ 0